Expense Example - FidelitySeriesSustainableInvestmentGradeBondFund-PRO - FidelitySeriesSustainableInvestmentGradeBondFund-PRO - Fidelity Series Sustainable Investment Grade Bond Fund - Fidelity Series Sustainable Investment Grade Bond Fund
Oct. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	4
10 years	$ 19